UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05291

College and University Facility Loan Trust One

(Exact name of registrant as specified in charter)

c/o U.S. Bank National Association, One Federal Street, Boston, MA 02110

(Address of principal executive offices) (Zip code)

Laura S Cawley

U.S. Bank Corporate Trust Services

One Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-603-6452

Date of fiscal year end: November 30

Date of reporting period: July 1, 2011 – June 30, 2012

Item 1.	Proxy Voting Record

The registrant held no voting securities during the reporting period and did not vote any securities that were subject to a vote during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	College and University Facility Loan Trust One

By (Signature)	/s/ Laura S Cawley
Laura S Cawley Vice President

Date	August 29, 2012